Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total For PEO - Thomas S. Lam, M.D., M.P.H	Compensation Actually Paid to PEO-Thomas S. Lam, M.D., M.P.H (1)	Summary Compensation Table Total For PEO - Brandon Sim	Compensation Actually Paid to PEO- Brandon Sim (1)	Average Summary Compensation Table Total For Non-PEO NEOs (2)	Average Compensation Actually Paid To Non-PEO NEOs (1)(2)	Value of Initial Fixed $100 Investment Based on:			Net Income (In thousands)
							AMEH TSR (3)	Russell 3000 Index TSR (3)(4)	S&P 500 healthcare Index TSR (3)(4)
2022	$1,487,709	$(5,920,199)	$15,302,775	$997,261	$1,667,352	$(547,541)	$161	$123	$87	$49,049
2021	$6,857,194	$16,090,110	$9,006,157	$15,536,119	$2,060,036	$4,601,838	$399	$152	$143	$73,858
2020	$2,515,142	$2,412,548	$1,446,731	$1,564,858	$834,413	$789,118	$99	$121	$113	$37,866

Named Executive Officers, Footnote [Text Block]	The other named executive officers include Kenneth Sim, M.D., Executive Chairman, Chandan Basho, Chief Strategy Officer, Interim Chief Financial Officer and Corporate Secretary, Albert Young, M.D., M.P.H., Chief Administrative Officer, and Eric Chin, Former Chief Financial Officer and Corporate Secretary.
Peer Group Issuers, Footnote [Text Block]	The peer group of the listed fiscal year consists of the Russell 3000 Index and S&P 500 Healthcare Index.
Adjustment To PEO Compensation, Footnote [Text Block]

	Year	Total Per Compensation Summary	Deduct: RSA Granted in Current Year	Deduct: Stock Options granted in CY (1)	Year-Over-Year Increase (Decrease) in Fair Value as of Year End of Unvested Awards Granted (1)(2) (3)	Increase (Decrease) From Prior Year End in Fair Value of Awards That Vested During the Year (1)(4)	Total ($)
PEO #1	2022	$1,487,709	$—	$—	$(3,852,379)	$(3,555,529)	$(5,920,199)
Thomas S. Lam, M.D., M.P.H	2021	$6,857,194	$(4,661,541)	$(1,115,766)	$10,796,373	$4,213,850	$16,090,110
	2020	$2,515,142	$(1,160,003)	$(290,000)	$1,419,563	$(72,154)	$2,412,548

PEO #2	2022	$15,302,775	$(13,567,843)	$—	$1,746,542	$(2,484,213)	$997,261
Brandon Sim	2021	$9,006,157	$(5,587,518)	$(2,229,313)	$13,976,639	$370,154	$15,536,119
	2020	$1,446,731	$(709,984)	$—	$407,147	$420,964	$1,564,858

Average NEOs	2022	$1,667,352	$(827,094)	$(53,358)	$(431,525)	$(902,916)	$(547,541)
	2021	$2,060,036	$(1,258,274)	$(288,918)	$2,991,986	$1,097,007	$4,601,838
	2020	$834,413	$(317,400)	$(72,500)	$360,618	$(16,013)	$789,118

(1)Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our Common Stock as of the measurement date, risk-free interest rate, expected life, expected volatility of the price of our Common Stock, and expected dividend yield) and fair value increases are primarily driven by an increase in the price of the Company’s Common Stock.

(2)Includes year end fair value of equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year. The year-over year increase is the year-end fair value since it was not granted in prior years.

(3)Unvested awards includes awards that have performance based metrics with the probability of being met.

(4)Includes awards that are granted and vested in the same covered fiscal year. The increase from the prior year end is the fair value as of the vesting date since it was not granted in prior years.

Non-PEO NEO Average Total Compensation Amount	$ 1,667,352	$ 2,060,036	$ 834,413
Non-PEO NEO Average Compensation Actually Paid Amount	$ (547,541)	4,601,838	789,118
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

	Year	Total Per Compensation Summary	Deduct: RSA Granted in Current Year	Deduct: Stock Options granted in CY (1)	Year-Over-Year Increase (Decrease) in Fair Value as of Year End of Unvested Awards Granted (1)(2) (3)	Increase (Decrease) From Prior Year End in Fair Value of Awards That Vested During the Year (1)(4)	Total ($)
PEO #1	2022	$1,487,709	$—	$—	$(3,852,379)	$(3,555,529)	$(5,920,199)
Thomas S. Lam, M.D., M.P.H	2021	$6,857,194	$(4,661,541)	$(1,115,766)	$10,796,373	$4,213,850	$16,090,110
	2020	$2,515,142	$(1,160,003)	$(290,000)	$1,419,563	$(72,154)	$2,412,548

PEO #2	2022	$15,302,775	$(13,567,843)	$—	$1,746,542	$(2,484,213)	$997,261
Brandon Sim	2021	$9,006,157	$(5,587,518)	$(2,229,313)	$13,976,639	$370,154	$15,536,119
	2020	$1,446,731	$(709,984)	$—	$407,147	$420,964	$1,564,858

Average NEOs	2022	$1,667,352	$(827,094)	$(53,358)	$(431,525)	$(902,916)	$(547,541)
	2021	$2,060,036	$(1,258,274)	$(288,918)	$2,991,986	$1,097,007	$4,601,838
	2020	$834,413	$(317,400)	$(72,500)	$360,618	$(16,013)	$789,118

(1)Stock option fair values are calculated at each measurement date using a Black-Scholes valuation model, consistent with the approach used to value the awards at the grant date. Stock option fair values as of each measurement date were determined using updated assumptions (the closing stock price of our Common Stock as of the measurement date, risk-free interest rate, expected life, expected volatility of the price of our Common Stock, and expected dividend yield) and fair value increases are primarily driven by an increase in the price of the Company’s Common Stock.

(2)Includes year end fair value of equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year. The year-over year increase is the year-end fair value since it was not granted in prior years.

(3)Unvested awards includes awards that have performance based metrics with the probability of being met.

(4)Includes awards that are granted and vested in the same covered fiscal year. The increase from the prior year end is the fair value as of the vesting date since it was not granted in prior years.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 161	399	99
Peer Group Total Shareholder Return Amount	123	152	121
Net Income (Loss)	$ 49,049,000	73,858,000	37,866,000
Additional 402(v) Disclosure [Text Block]	As the valuation methods for compensation actually paid ("CAP") required by the SEC differ from those required in the Summary Compensation Table ("SCT"), the table below provides a reconciliation of the SCT amounts to the CAP amounts in the Pay Versus Performance table for the PEOs and NEOs for each of the last three fiscal years. Pursuant to the SEC rules, total shareholder return, or TSR, reflects an initial investment of $100 on December 31, 2019.
Other Peer Group Total Shareholder Amount	$ 87	143	113
RSAs Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(827,094)	(1,258,274)	(317,400)
Stock Options Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(53,358)	(288,918)	(72,500)
Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(431,525)	2,991,986	360,618
Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(902,916)	1,097,007	(16,013)
Lam [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	1,487,709	6,857,194	2,515,142
PEO Actually Paid Compensation Amount	(5,920,199)	16,090,110	2,412,548
Lam [Member] | RSAs Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(4,661,541)	(1,160,003)
Lam [Member] | Stock Options Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,115,766)	(290,000)
Lam [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,852,379)	10,796,373	1,419,563
Lam [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,555,529)	4,213,850	(72,154)
Sim [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	15,302,775	9,006,157	1,446,731
PEO Actually Paid Compensation Amount	997,261	15,536,119	1,564,858
Sim [Member] | RSAs Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,567,843)	(5,587,518)	(709,984)
Sim [Member] | Stock Options Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(2,229,313)	0
Sim [Member] | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,746,542	13,976,639	407,147
Sim [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,484,213)	$ 370,154	$ 420,964